PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Buildings	Machinery and equipment	Motor vehicle	Office and other equipment	Total
	CNY	CNY	CNY	CNY	CNY
Cost
As of January 1, 2021	46	1,231	2,528	700	4,505
Additions	—	—	—	28	28
Disposal	—	(28)	(42)	—	(70)
Foreign exchange difference	—	(26)	—	—	(26)
As of December 31, 2021	46	1,177	2,486	728	4,437

Accumulated depreciation
As of January 1, 2021	(9)	(1,159)	(1,613)	(521)	(3,302)
Depreciation charge	(3)	(13)	(441)	(53)	(510)
Disposal	—	24	40	—	64
Foreign exchange difference	—	26	—	—	26
As of December 31, 2021	(12)	(1,122)	(2,014)	(574)	(3,722)

Net book value
As of January 1, 2021	37	72	915	179	1,203
As of December 31, 2021	34	55	472	154	715

Cost
As of January 1, 2022	46	1,177	2,486	728	4,437
Additions	—	8	—	9	17
Disposal	—	—	(16)	(93)	(109)
As of December 31, 2022	46	1,185	2,470	644	4,345

Accumulated depreciation
As of January 1, 2022	(12)	(1,122)	(2,014)	(574)	(3,722)
Depreciation charge	(3)	(22)	(259)	(20)	(304)
Disposal	—	—	15	90	105
	(15)	(1,144)	(2,258)	(504)	(3,921)
Net book value
As of December 31, 2022	31	41	212	140	424
As of December 31, 2022 (US$)	4	6	31	20	61